Stock-based and Other Incentive Compensation - Compensation Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 15	$ 11
Income tax benefit	(3)	(2)
Stock-based compensation expense, net	12	9
Cash-settled awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	9	11	$ 15	$ (17)	$ 115
Income tax benefit			(3)	4	(27)
Stock-based compensation expense, net			12	(13)	88
Performance Cash Awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	14	8	16	16	20
Income tax benefit	(3)	(2)	(4)	(4)	(5)
Stock-based compensation expense, net	11	6	12	12	15
Cost of revenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	2	1
Cost of revenue | Cash-settled awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			1	(1)	11
Cost of revenue | Performance Cash Awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	2	1	2	2	1
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	13	10
Selling, general and administrative expenses | Cash-settled awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			14	(16)	104
Selling, general and administrative expenses | Performance Cash Awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 12	$ 7	$ 14	$ 14	$ 19